Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Income before income taxes	$ 8,775,258	$ 12,005,774	$ 10,851,642
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of income of associates and joint ventures	(581,023)	(532,933)	(1,913,273)
Depreciation and amortization	21,008,796	19,834,202	18,536,274
Other amortization of assets	531,426	444,679	504,674
Impairment of long-lived assets	67,574	135,750	89,597
Loss on disposition of property and equipment	270,381	912,317	947,699
Loss on disposition of other intangible assets			280,013
Impairment loss on trade notes and accounts receivable, and other receivables	1,446,568	1,479,511	1,245,334
Post-employment benefits	259,064	171,156	158,905
Interest income	(102,675)	(120,134)	(885,516)
Share-based compensation expense	1,129,644	1,327,549	1,489,884
Expense on Senior Notes prepayment			158,496
Provision for deferred compensation	199,195	251,787	308,814
Interest receivable for Asset Tax from prior years	(139,995)
Other finance loss (income), net	872,291	859,642	(903,204)
(Gain) loss on disposition of investments	(627)	(3,553,463)	295,194
Interest expense	10,402,021	9,707,324	9,087,175
Unrealized foreign exchange (gain) loss, net	(1,120,958)	(318,087)	(2,396,317)
Total	43,016,940	42,605,074	37,855,391
Decrease (increase) in trade notes and accounts receivable	4,785,389	3,483,695	(1,064,810)
Decrease (increase) in transmission rights and programming	2,632,696	(2,968,579)	478,565
Decrease (increase) in due from related parties, net	204,166	(555,418)	135,730
(Increase) decrease in inventories	(128,327)	444,790	360,563
(Increase) decrease in other accounts and notes receivable and other current assets	(2,789,811)	(1,144,721)	47,406
(Decrease) increase in trade accounts payable and accrued expenses	(1,885,865)	2,087,404	(2,696,279)
(Decrease) increase in customer deposits and advances	(7,778,497)	(5,176,499)	(2,878,358)
(Decrease) increase in other liabilities and taxes payable	(1,848,714)	1,579,450	(385,451)
(Decrease) increase in post-employment benefits	(122,261)	82,070	(333,026)
Income taxes paid	(8,816,632)	(6,722,770)	(6,419,995)
Total	(15,747,856)	(8,890,578)	(12,755,655)
Net cash provided by operating activities	27,269,084	33,714,496	25,099,736
Investing activities:
Temporary investments	30,992	40,186	271,839
Investments in financial instruments		(72,723)	(262,401)
Disposition of investments in financial instruments	2,301,682	287,605	310,629
Disposition or investment in associates and other investments	149,390	209,775	(147,110)
Investment or disposition of investment in associates	(26,010)	95,161	(14,357)
Dividends received	772,400		136,000
Investments in property, plant and equipment	(19,108,284)	(18,499,662)	(16,759,566)
Disposition of property, plant and equipment	981,503	1,024,702	911,471
Payment for renewal of television broadcasting concessions		(5,754,038)
Other investments in intangible assets	(2,106,750)	(2,020,243)	(1,777,590)
Net cash used in investing activities	(17,005,077)	(23,898,235)	(17,331,085)
Financing activities:
Long-term loans from Mexican banks	10,000,000		5,973,000
Repayment of Mexican peso debt	(989,156)	(307,489)	(851,659)
Prepayment of Mexican peso debt			(625,000)
Payments of lease liabilities	(559,623)	(540,448)	(569,711)
Right-of-Use assets	(883,533)
Interest paid	(9,180,141)	(10,129,304)	(8,860,881)
Funding for acquisition of shares of the Long-term Retention Plan		(1,100,000)	(2,500,000)
Repurchases of CPOs under a share repurchase program	(1,385,750)	(1,541,180)	(383,808)
Repurchase of capital stock	(100,246)	(1,954,312)	(2,301,918)
Sale of capital stock	100,246	1,954,312	2,301,918
Dividends paid	(1,066,187)	(1,068,868)	(1,084,192)
Dividends paid and reduction of capital of non-controlling interests	(1,594,629)	(1,270,652)	(488,961)
Acquisition of non-controlling interest		(54,256)
Derivative financial instruments	(596,046)	691,303	(486,650)
Net cash used in financing activities	(14,301,896)	(16,504,914)	(16,469,338)
Effect of exchange rate changes on cash and cash equivalents	(60,449)	21,995	(110,447)
Net decrease in cash and cash equivalents	(4,098,338)	(6,666,658)	(8,811,134)
Cash and cash equivalents related to assets held-for-sale	(517,956)
Cash and cash equivalents at beginning of year	32,068,291	38,734,949	47,546,083
Cash and cash equivalents at end of year	27,451,997	32,068,291	38,734,949
Notes due 2027
Financing activities:
Issuance of Notes			4,476,958
Issuance of Senior Notes due 2049
Financing activities:
Issuance of Notes	14,247,544
Notes due 2020, 2021 and 2022
Financing activities:
Prepayment of Notes	(21,000,000)
Senior Notes due 2018
Financing activities:
Prepayment of Notes			(9,775,996)
Other notes payable
Financing activities:
Repayment and prepayment of other notes payable	$ (1,294,375)	(1,184,020)	$ (1,292,438)
Imagina
Investing activities:
Disposition of investment in Imagina		6,256,874
Axtel
Investing activities:
Acquisition of net assets of Axtel, net of acquired cash and cash equivalents		$ (5,465,872)